CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares
Allowance for doubtful accounts receivable	¥ 90,626	$ 12,416	¥ 147,495
Total current liabilities	21,477,333	2,942,382	22,341,534
Total non-current liabilities	10,909,428	1,494,586	10,067,925
VIEs
Total current liabilities	12,435,742	1,703,690	12,450,389
Total non-current liabilities	¥ 2,349,005	$ 321,813	¥ 1,522,773
Class A Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.00001
Common stock, shares authorized	94,000,000,000	94,000,000,000	94,000,000,000
Common stock, shares issued	3,854,584,680	3,854,584,680	3,853,820,658
Common stock, shares outstanding	3,698,793,887	3,698,793,887	3,675,039,807
Class B Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.00001
Common stock, shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Common stock, shares issued	3,041,097,278	3,041,097,278	3,041,097,278
Common stock, shares outstanding	3,041,097,278	3,041,097,278	3,041,097,278